UPDATING SUMMARY

PROSPECTUS

MAY 1, 2022

TIAA Access

An individual and group variable annuity product funded through TIAA Separate Account VA-3 of Teachers Insurance and Annuity Association of America

Levels 1, 2, 3, 4

This Updating Summary Prospectus summarizes certain key features of your TIAA Access individual or group variable annuity contract (“Contract”). This Updating Summary Prospectus also provides a summary of certain Contract features that have changed. The statutory prospectus (“Prospectus”) and Statement of Additional Information (“SAI”), both dated May 1,  2022, for the Contract contain more information about the Contract, including its features, benefits, and risks. The Prospectus and SAI are incorporated by reference into this Updating Summary Prospectus.

You can find the current Prospectus and other information about the Contract online at www.tiaa.org/access_pro. You can also obtain this information at no cost by calling 800-842-2252, or by sending an email request to: disclosure@tiaa.org.

Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s (“SEC”) staff and is available at www.Investor.gov.

This Updating Summary Prospectus describes the TIAA Access variable annuity. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TIAA Access ∎ Updating Summary Prospectus

Table of contents

Special terms	2

Updated information about your Contract	4

Important information you should consider about the Contract	5

Appendix A—Funds available under the Contract	9

Special terms

The terms and phrases below are defined so you will know how they are used in this prospectus. To understand some definitions, you may have to refer to other defined terms.

Accumulation.  The total value of your accumulation units under the Contract.

Accumulation Period.  The period during which investment account accumulations are held under a Contract prior to their being annuitized or otherwise paid out.

Accumulation Unit.  A share of participation in an investment account for someone in the accumulation period. An investment account has its own accumulation unit value, which changes each Valuation Day.

Business Day.  Any day the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE American (collectively with NYSE, the “NYSE Exchanges”) is open for trading. A Business Day generally ends at 4 p.m. Eastern Time or when trading closes on the NYSE Exchanges, if earlier. A Business Day may end early only as of the latest closing time of the regular (or core) trading session of any of the NYSE Exchanges.

Contract(s).  The individual and group variable annuity contracts, including your certificate and any endorsements under the Contract.

Employer.   Your employer is the organization that may remit premiums you paid under the Contract.

Fund(s) or Underlying Fund(s).  An investment company that is registered with the SEC in which an investment account invests. The Funds available under the Contract, subject to your employer’s plan, are listed in “Appendix A—Funds Available under the Contract” in this prospectus.

Investment Account.  This term describes a subaccount of the separate account, which invests its assets exclusively in a corresponding fund. This term does not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and the CREF accounts. Not all investment accounts listed in this prospectus are available to you as an investment option and are subject to your employer’s plan.

2	Updating Summary Prospectus ∎ TIAA Access

Premiums.   Monies remitted under a Contract to purchase accumulation units.

Separate Account.  The TIAA Separate Account VA-3 of Teachers Insurance and Annuity Association of America (“TIAA Access Account”) is designated as “VA-3” and was established by TIAA in accordance with New York law to provide benefits under your Contract and other Contracts. The assets and liabilities of separate account VA-3 are segregated from the assets and liabilities of the general account, and from the assets and liabilities of any other TIAA separate accounts.

Teachers Insurance and Annuity Association of America.  Referred to as TIAA and throughout this prospectus and the terms, “TIAA”, “we,” “us,” and “our” are used interchangeably and all refer to Teachers Insurance and Annuity Association of America.

You or Your.  This means any contractowner or any prospective contractowner. In certain instances, in accordance with the terms of your employer plan, your employer may exercise or limit certain rights under your Contract or certificate.

Valuation Day.  Any Business Day as well as the last day of each calendar month.

TIAA Access ∎ Updating Summary Prospectus	3

Updated information about your Contract

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Prospectus dated May 1, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract.

Effective May 1, 2022, the following funds have been added as investment options however, each fund as an investment option is subject to the terms of your employer’s plan. Additional information about these funds is available below under “Appendix A—Funds available under the Contract.”

● Amana Income Fund	● Parnassus Mid Cap Fund	● Vanguard Federal Money Market Fund
● BlackRock High Yield Bond Fund	● PIMCO Income Fund	● Vanguard Mid Cap Index Fund
● BlackRock Inflation Protected Bond Fund	● TIAA-CREF Green Bond Fund	● Vanguard Small Cap Index Fund
● DFA US Sustainability Core 1 Portfolio	● TIAA-CREF International Bond Fund	● Vanguard Total International Stock Index Fund
● JPMorgan Large Cap Growth Fund	● TIAA-CREF Quant International Small-Cap Equity Fund	● Vanguard Total Stock Market Index Fund
● Northern Global Sustainability Index Fund	● TIAA-CREF Quant Small/Mid-Cap Equity Fund	● Vanguard Total World Stock Index Fund
● Nuveen Winslow Large-Cap Growth ESG Fund	● TIAA-CREF Short Duration Impact Bond Fund	● Vanguard Treasury Money Market Fund
● Parnassus Core Equity Fund	● TIAA-CREF Short-Term Bond Index Fund
● Parnassus Endeavor Fund	● Vanguard Balanced Index Fund

4	Updating Summary Prospectus ∎ TIAA Access

Important information you should consider about the Contract

Location in Prospectus
FEES AND EXPENSES
Charges for Early Withdrawals	● None* *The Contract does not impose a withdrawal charge, but the underlying funds may impose a fee in connection with a withdrawal from the investment account.			Withdrawals and surrenders
Transaction Charges	● None*			Transfers and access to your money

●  To the extent your employer’s plan provides for loans, if you request a loan there are fees associated with a loan.

*The Contract does not impose a transfer charge, but the underlying funds may impose a fee in connection with a transfer from the investment account.

Loans
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. The fees and expenses in the table do not reflect any advisory fees you may elect to pay to financial intermediaries. Please refer to your plan documents for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract Levels 1–4)[1]	0.10%[2]	0.75%[2]	What are the charges and expenses of the Contract
	Investment Options (underlying fund fees and expenses)	0.02%[3]	1.14%[3]	Appendix A—Funds available under the Contract
	Optional benefits available for an additional charge (for a single optional benefit, if elected)[4]	None	None	Transfers and access to your money

[1]  A Level 1 Contract will have the lowest minimum Annual Base Contract Fee and a Level 4 Contract will have the highest maximum Annual Base Contract Fee.

[2]  As a percentage of average accumulation. The contractual maximum fee is 2.00%

3  As a percentage of fund assets.

[4]  There is no charge for any elected optional benefit under your Contract.

TIAA Access ∎ Updating Summary Prospectus	5

Location in Prospectus
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.
	Lowest Annual Costs: $117	Highest Annual Cost: $1,699

Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Least expensive combination of Contract Levels[1] and underlying fund fees and expenses

●  No optional benefits

●  No sales charges or advisory fees

●  No additional purchase payments, transfers or withdrawals

Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Most expensive combination of Contract Levels[2], optional benefits[3] and underlying fund fees and expenses

●  No sales charges or advisory fees

●  No additional purchase payments, transfers or withdrawals

[1]  Includes the lowest annual cost of a Contract Level, which is a Level 1 Contract.

[2]  Includes the highest annual cost of a Contract Level, which is a Level 4 Contract.

[3]  There is no charge for any elected optional benefit under your Contract.

RISKS
Risk of Loss	● You can lose money by investing in your Contract, including loss of principal.		Principal risks of investing in the Contract
Not a Short-Term Investment

●  The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

●  Subject to your employer’s plan, investors may not be able to redeem their accumulation from their Contract, except under limited circumstances.

●  The benefits of a tax deferred product, adding premiums over time to the value your Contract and long-term income means the Contract is generally more beneficial to investors with a long-term horizon.

●  If you make a withdrawal, it will reduce the value of your Contract and the amount of money you will receive when you annuitize.

Principal risks of investing in the Contract

6	Updating Summary Prospectus ∎ TIAA Access

Location in Prospectus
Risks Associated with Investment Options

●  An investment in the Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that you choose under the Contract (e.g., underlying funds).

●  Each investment option (including any fixed account investment option) has its own unique risks.

●  You should review the investment options before making an investment decision.

Principal risks of investing in the Contract
Insurance Company Risks

●  An investment in the Contract is subject to risks related to TIAA, and any obligations, guarantees or benefits of the Contract are subject to TIAA’s claims-paying ability. More information about TIAA, including its financial strength ratings, is available by visiting our website at www.tiaa.org/public/.

Principal risks of investing in the Contract
RESTRICTIONS
Investments

●  Not all of the underlying funds listed in this prospectus under “Appendix A—Funds available under the Contract” may be available under your employer’s plan. You may only invest in those underlying funds under the terms of your employer’s plan.

The Investment Accounts Appendix A—Funds available under the Contract

	● Your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.	The Investment Accounts

	● We have adopted policies and procedures to discourage market timing and frequent transaction activity and to control certain transfer activity.	Market Timing and Excessive Trading Policy

	● We reserve the right to limit transfers and exchanges into or out of an investment account in circumstances of frequent activity.	Market Timing and Excessive Trading Policy

	● We reserve the right to add or close investment accounts, substitute another fund or other investment vehicles or combine investment accounts.	Adding, Closing, or Substituting Portfolios
Optional Benefits	● To the extent any optional benefits are available under your Contract, they are subject to a minimum dollar amount.	Transfers and access to your money
TAXES
Tax Implications	● You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.	Possible Adverse Tax Consequences

●  Generally, you are not taxed until you make a withdrawal from the Contract. Withdrawals on your Contract will be subject to ordinary income tax and may be subject to tax penalties if taken before age 59 1⁄2.

Taxation on withdrawals

	● Subject to your employer’s plan, premium taxes may apply with respect to the Contract.	Premium Taxes

	● If you purchase the Contract through a tax-qualified plan, you do not get any additional tax benefit.	Tax Deferral

TIAA Access ∎ Updating Summary Prospectus	7

Location in Prospectus
CONFLICTS OF INTEREST
Investment Professional Compensation

●  Your investment professional may receive compensation for selling this Contract to you, in the form of an additional cash benefit (e.g., a bonus). Accordingly, your investment professional may have a financial incentive to offer or recommend this Contract over another investment.

Conflicts of interest
Exchanges

●  Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

Conflicts of interest

8	Updating Summary Prospectus ∎ TIAA Access

Appendix A—Funds available under the Contract

The following is a list of Funds available under the Contract. The availability of Funds to invest in may vary by employer and you should refer to your plan documents for the list of available Funds. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at: www.tiaa.org/access_pro. You can also request this information at no cost by calling 800-842-2252.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

			Average Annual Total Returns (12/31/21)
Type	Fund and Adviser/Subadviser[1]	Current Expenses	One year	Five year	Ten Year
Fixed Income	TIAA-CREF Bond Index Fund (Institutional Class) Teachers Advisors, LLC	0.08%	-1.81%	3.41%	2.74%
Fixed Income	TIAA-CREF Core Bond Fund (Institutional Class) Teachers Advisors, LLC	0.29%	-0.96%	3.99%	3.67%
Fixed Income	TIAA-CREF Core Impact Bond Fund (Institutional Class) Teachers Advisors, LLC	0.35%	-1.03%	3.93%	N/A
Fixed Income	TIAA-CREF Core Plus Bond Fund (Institutional Class) Teachers Advisors, LLC	0.30%	-0.33%	4.26%	3.99%
Equity	TIAA-CREF Emerging Markets Equity Fund (Institutional Class) Teachers Advisors, LLC	0.88%	-16.62%	8.59%	4.44%
Equity	TIAA-CREF Emerging Markets Equity Index Fund (Institutional Class) Teachers Advisors, LLC	0.18%	-3.06%	9.69%	5.26%
Equity	TIAA-CREF Equity Index Fund (Institutional Class) Teachers Advisors, LLC	0.05%	25.63%	17.92%	16.26%
Fixed Income	TIAA-CREF Green Bond Fund (Institutional Class) Teachers Advisors, LLC	0.45%[2]	-0.60%	N/A	N/A
Equity	TIAA-CREF Growth & Income Fund (Institutional Class) Teachers Advisors, LLC	0.40%	25.38%	17.78%	16.05%

TIAA Access ∎ Updating Summary Prospectus	9

			Average Annual Total Returns (12/31/21)
Type	Fund and Adviser/Subadviser[1]	Current Expenses	One year	Five year	Ten Year
Fixed Income	TIAA-CREF High-Yield Fund (Institutional Class) Teachers Advisors, LLC	0.36%	4.79%	5.07%	5.97%
Fixed Income	TIAA-CREF Inflation-Linked Bond Fund (Institutional Class) Teachers Advisors, LLC	0.25%	5.27%	4.19%	2.33%
Fixed Income	TIAA-CREF International Bond Fund (Institutional Class) Teachers Advisors, LLC	0.60%	-2.19%	3.62%	N/A
Equity	TIAA-CREF International Equity Fund (Institutional Class) Teachers Advisors, LLC	0.46%	10.81%	9.98%	9.11%
Equity	TIAA-CREF International Equity Index Fund (Institutional Class) Teachers Advisors, LLC	0.05%	11.30%	9.77%	8.22%
Equity	TIAA-CREF International Opportunities Fund (Institutional Class) Teachers Advisors, LLC	0.60%	3.33%	14.84%	N/A
Equity	TIAA-CREF Large-Cap Growth Fund (Institutional Class) Teachers Advisors, LLC	0.40%	16.77%	24.26%	19.29%
Equity	TIAA-CREF Large-Cap Growth Index Fund (Institutional Class) Teachers Advisors, LLC	0.05%	27.52%	25.23%	19.71%
Equity	TIAA-CREF Large-Cap Value Fund (Institutional Class) Teachers Advisors, LLC	0.41%	27.01%	10.37%	12.52%
Equity	TIAA-CREF Large-Cap Value Index Fund (Institutional Class) Teachers Advisors, LLC	0.05%	25.02%	11.12%	12.90%
Asset Allocation	TIAA-CREF Lifecycle Retirement Income Fund (Institutional Class) Teachers Advisors, LLC	0.37%[2]	7.08%	8.14%	7.24%
Asset Allocation	TIAA-CREF Lifecycle 2010 Fund (Institutional Class) Teachers Advisors, LLC	0.37%[2]	6.88%	8.26%	7.66%
Asset Allocation	TIAA-CREF Lifecycle 2015 Fund (Institutional Class) Teachers Advisors, LLC	0.38%[2]	7.74%	8.84%	8.26%
Asset Allocation	TIAA-CREF Lifecycle 2020 Fund (Institutional Class) Teachers Advisors, LLC	0.39%[2]	8.46%	9.49%	8.96%

10	Updating Summary Prospectus ∎ TIAA Access

			Average Annual Total Returns (12/31/21)
Type	Fund and Adviser/Subadviser[1]	Current Expenses	One year	Five year	Ten Year
Asset Allocation	TIAA-CREF Lifecycle 2025 Fund (Institutional Class) Teachers Advisors, LLC	0.41%[2]	9.85%	10.42%	9.81%
Asset Allocation	TIAA-CREF Lifecycle 2030 Fund (Institutional Class) Teachers Advisors, LLC	0.42%[2]	11.23%	11.35%	10.63%
Asset Allocation	TIAA-CREF Lifecycle 2035 Fund (Institutional Class) Teachers Advisors, LLC	0.43%[2]	12.70%	12.27%	11.41%
Asset Allocation	TIAA-CREF Lifecycle 2040 Fund (Institutional Class) Teachers Advisors, LLC	0.44%[2]	14.33%	13.17%	12.02%
Asset Allocation	TIAA-CREF Lifecycle 2045 Fund (Institutional Class) Teachers Advisors, LLC	0.45%[2]	15.94%	13.85%	12.38%
Asset Allocation	TIAA-CREF Lifecycle 2050 Fund (Institutional Class) Teachers Advisors, LLC	0.45%[2]	16.48%	14.06%	12.49%
Asset Allocation	TIAA-CREF Lifecycle 2055 Fund (Institutional Class) Teachers Advisors, LLC	0.45%[2]	16.65%	14.17%	12.56%
Asset Allocation	TIAA-CREF Lifecycle 2060 Fund (Institutional Class) Teachers Advisors, LLC	0.45%[2]	16.80%	14.29%	N/A
Asset Allocation	TIAA-CREF Lifecycle 2065 Fund (Institutional Class) Teachers Advisors, LLC	0.45%[2]	17.15%	N/A	N/A
Asset Allocation	TIAA-CREF Lifecycle Index Retirement Income Fund (Institutional Class) Teachers Advisors, LLC	0.10%[2]	7.14%	8.30%	7.08%
Asset Allocation	TIAA-CREF Lifecycle Index 2010 Fund (Institutional Class) Teachers Advisors, LLC	0.10%[2]	6.95%	8.36%	7.47%
Asset Allocation	TIAA-CREF Lifecycle Index 2015 Fund (Institutional Class) Teachers Advisors, LLC	0.10%[2]	7.85%	8.99%	8.10%
Asset Allocation	TIAA-CREF Lifecycle Index 2020 Fund (Institutional Class) Teachers Advisors, LLC	0.10%[2]	8.75%	9.67%	8.85%
Asset Allocation	TIAA-CREF Lifecycle Index 2025 Fund (Institutional Class) Teachers Advisors, LLC	0.10%[2]	10.14%	10.61%	9.73%

TIAA Access ∎ Updating Summary Prospectus	11

			Average Annual Total Returns (12/31/21)
Type	Fund and Adviser/Subadviser[1]	Current Expenses	One year	Five year	Ten Year
Asset Allocation	TIAA-CREF Lifecycle Index 2030 Fund (Institutional Class) Teachers Advisors, LLC	0.10%[2]	11.67%	11.57%	10.61%
Asset Allocation	TIAA-CREF Lifecycle Index 2035 Fund (Institutional Class) Teachers Advisors, LLC	0.10%[2]	13.21%	12.49%	11.45%
Asset Allocation	TIAA-CREF Lifecycle Index 2040 Fund (Institutional Class) Teachers Advisors, LLC	0.10%[2]	14.89%	13.40%	12.13%
Asset Allocation	TIAA-CREF Lifecycle Index 2045 Fund (Institutional Class) Teachers Advisors, LLC	0.10%[2]	16.65%	14.14%	12.53%
Asset Allocation	TIAA-CREF Lifecycle Index 2050 Fund (Institutional Class) Teachers Advisors, LLC	0.10%[2]	17.14%	14.35%	12.64%
Asset Allocation	TIAA-CREF Lifecycle Index 2055 Fund (Institutional Class) Teachers Advisors, LLC	0.10%[2]	17.39%	14.47%	12.73%
Asset Allocation	TIAA-CREF Lifecycle Index 2060 Fund (Institutional Class) Teachers Advisors, LLC	0.10%[2]	17.64%	14.61%	N/A
Asset Allocation	TIAA-CREF Lifecycle Index 2065 Fund (Institutional Class) Teachers Advisors, LLC	0.10%[2]	18.08%	N/A	N/A
Equity	TIAA-CREF Mid-Cap Growth Fund (Institutional Class) Teachers Advisors, LLC	0.46%	2.95%	18.26%	15.08%
Equity	TIAA-CREF Mid-Cap Value Fund (Institutional Class) Teachers Advisors, LLC	0.45%	32.18%	8.95%	11.52%
Money Market	TIAA-CREF Money Market Fund (Institutional Class) Teachers Advisors, LLC	0.12%	0.00%	1.00%	0.54%
Equity	TIAA-CREF Quant International Small-Cap Equity Fund (Institutional Class) Teachers Advisors, LLC	0.71%	11.64%	8.14%	N/A
Equity	TIAA-CREF Quant Small/Mid-Cap Equity Fund (Institutional Class) Teachers Advisors, LLC	0.47%	32.04%	17.09%	N/A
Equity	TIAA-CREF Quant Small-Cap Equity Fund (Institutional Class) Teachers Advisors, LLC	0.41%	25.06%	12.09%	13.76%

12	Updating Summary Prospectus ∎ TIAA Access

			Average Annual Total Returns (12/31/21)
Type	Fund and Adviser/Subadviser[1]	Current Expenses	One year	Five year	Ten Year
Equity	TIAA-CREF Real Estate Securities Fund (Institutional Class) Teachers Advisors, LLC	0.49%	39.41%	14.82%	13.00%
Equity	TIAA-CREF S&P 500 Index Fund (Institutional Class) Teachers Advisors, LLC	0.05%	28.64%	18.41%	16.48%
Fixed Income	TIAA-CREF Short Duration Impact Bond Fund (Institutional Class) Teachers Advisors, LLC	0.35%[2]	0.22%	N/A	N/A
Fixed Income	TIAA-CREF Short-Term Bond Fund (Institutional Class) Teachers Advisors, LLC	0.26%	0.18%	2.26%	1.94%
Fixed Income	TIAA-CREF Short-Term Bond Index Fund (Institutional Class) Teachers Advisors, LLC	0.10%	-0.57%	1.74%	N/A
Equity	TIAA-CREF Small-Cap Blend Index Fund (Institutional Class) Teachers Advisors, LLC	0.05%	14.89%	12.15%	13.42%
Equity	TIAA-CREF Social Choice Equity Fund (Institutional Class) Teachers Advisors, LLC	0.17%	26.46%	17.98%	15.75%
Equity	TIAA-CREF Social Choice International Equity Fund (Institutional Class) Teachers Advisors, LLC	0.36%	11.94%	10.29%	N/A
Specialty	TIAA-CREF Social Choice Low Carbon Equity Fund (Institutional Class) Teachers Advisors, LLC	0.31%	25.89%	18.31%	N/A
Equity	Nuveen Mid Cap Value Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.75%[2]	37.07%	N/A	N/A
Specialty	Nuveen Real Asset Income Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.81%[2]	11.99%	7.02%	N/A
Equity	Nuveen Winslow Large-Cap Growth ESG Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Winslow Capital Management, LLC (Subadviser)	0.51%[2]	27.53%	26.59%	N/A
Specialty	Amana Growth Fund (Institutional Shares) Saturna Capital Corporation	0.70%	31.82%	25.47%	N/A
Equity	Amana Income Fund (Institutional Class) Saturna Capital Corporation	0.80%	22.79%	15.32%	N/A

TIAA Access ∎ Updating Summary Prospectus	13

			Average Annual Total Returns (12/31/21)
Type	Fund and Adviser/Subadviser[1]	Current Expenses	One year	Five year	Ten Year
Equity	American Beacon Bridgeway Large Cap Growth Fund (Class R6) American Beacon Advisors, Inc. (Investment adviser) and Bridgeway Capital Management, LLC. (Subadviser)	0.76%[2]	21.90%	N/A	N/A
Equity	American Century Mid Cap Value Fund (Class R6) American Century Investment Management, Inc.	0.63%	23.56%	9.76%	N/A
Equity	American Funds EuroPacific Growth Fund (Class R6) Capital Research and Management Company	0.46%	2.84%	12.87%	10.01%
Specialty	American Funds New Perspective Fund (Class R6) Capital Research and Management Company	0.41%	18.09%	20.28%	15.81%
Equity	American Funds Washington Mutual Investors Fund (Class R6) Capital Research and Management Company	0.27%	28.89%	15.53%	14.59%
Equity	Ariel Appreciation Fund (Institutional Class) Ariel Investments, LLC	0.81%	26.24%	11.10%	13.11%
Fixed Income	BlackRock High Yield Bond Fund (Class K)[1]	0.49%[2]	5.84%	6.42%	7.08%
Fixed Income	BlackRock Inflation Protected Bond Fund (Class K)[1]	0.39%[2]	5.80%	5.35%	2.99%
Equity	Champlain Mid Cap Fund (Institutional Class) Champlain Investment Partners, LLC	0.84%	8.24%	16.08%	15.17%
Equity	Delaware Emerging Markets Fund (Class R6) Delaware Management Company (Investment adviser) and Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited (Subadviser)	1.14%[2]	-1.95%	12.66%	N/A
Equity	Delaware Small Cap Value Fund (Class R6) Delaware Management Company (Investment adviser) and Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited (Subadviser)	0.69%	34.46%	9.67%	N/A

14	Updating Summary Prospectus ∎ TIAA Access

			Average Annual Total Returns (12/31/21)
Type	Fund and Adviser/Subadviser[1]	Current Expenses	One year	Five year	Ten Year
Equity	DFA Emerging Markets Portfolio (Institutional Class) Dimensional Fund Advisors LP (Investment adviser) and Dimensional Fund Advisors Ltd. and DFA Australia Limited (Subadviser)	0.36%[2]	2.53%	9.83%	5.52%
Equity	DFA US Sustainability Core 1 Portfolio (Institutional Class) Dimensional Fund Advisors LP	0.18%	27.35%	18.29%	16.49%
Equity	Dodge & Cox International Stock Fund (Class I)[1]	0.62%	11.02%	7.19%	7.58%
Equity	Invesco Discovery Mid Cap Growth Fund (Class R6) Invesco Advisers, Inc.	0.65%	19.27%	23.12%	N/A
Equity	iShares Russell Mid-Cap Index Fund (Class K) BlackRock Advisors, LLC (Investment adviser) and BlackRock Fund Advisors (Subadviser)	0.06%	22.58%	15.06%	N/A
Equity	JPMorgan Equity Income Fund (Class R6) JPMorgan Investment Management Inc.	0.46%	25.44%	13.23%	13.64%
Equity	JPMorgan Large Cap Growth Fund (Class R6) JPMorgan Investment Management Inc.	0.44%[2]	18.79%	29.23%	20.30%
Equity	JPMorgan Small Cap Value Fund (Class R6) JPMorgan Investment Management Inc.	0.76%	33.00%	8.51%	12.09%
Equity	Lazard International Equity Portfolio (Class R6) Lazard Asset Management LLC	0.80%[2]	6.03%	8.20%	N/A
Fixed Income	Lord Abbett High Yield Fund (Class R6)[1]	0.59%	6.31%	5.88%	7.29%
Specialty	MFS International Diversification Fund (Class R6) Massachusetts Financial Services Company	0.73%[2]	7.78%	N/A	N/A
Equity	MFS Mid Cap Growth Fund (Class R6) Massachusetts Financial Services Company	0.65%[2]	14.17%	22.30%	N/A
Equity	MFS Mid Cap Value Fund (Class R6) Massachusetts Financial Services Company	0.64%	31.00%	12.60%	N/A
Equity	MFS Value Fund (Class R6) Massachusetts Financial Services Company	0.45%	25.55%	12.58%	13.69%
Equity	Nationwide Geneva Small Cap Growth Fund (Class R6) Nationwide Fund Advisors (Investment adviser) and Geneva Capital Management LLC (Subadviser)	0.83%	12.35%	18.40%	16.44%

TIAA Access ∎ Updating Summary Prospectus	15

			Average Annual Total Returns (12/31/21)
Type	Fund and Adviser/Subadviser[1]	Current Expenses	One year	Five year	Ten Year
Equity	Northern Global Sustainability Index Fund (Class K) Northern Trust Investments, Inc.	0.25%[2]	24.71%	15.65%	12.95%
Equity	Parnassus Core Equity Fund (Institutional Class) Parnassus Investments, LLC	0.62%	27.81%	18.90%	16.64%
Equity	Parnassus Endeavor Fund (Institutional Class) Parnassus Investments, LLC	0.65%[2]	31.37%	18.47%	N/A
Equity	Parnassus Mid Cap Growth Fund (Institutional Shares) Parnassus Investments	0.68%	9.50%	14.02%	N/A
Equity	Parnassus Mid Cap Fund (Institutional Shares) Parnassus Investments, LLC	0.75%[2]	16.63%	13.49%	N/A
Fixed Income	PGIM Total Return Bond Fund (Class R6) PGIM Investments LLC (Investment Adviser) and PGIM, Inc. (Subadviser)	0.39%[2]	-1.15%	4.72%	4.44%
Fixed Income	PIMCO Income Fund (Institutional Class)[1]	0.62%	3.12%	5.60%	7.47%
Fixed Income	Templeton Global Bond Fund (Class R6) Franklin Advisers, Inc.	0.54%[2]	-4.59%	-0.70%	1.88%
Equity	T. Rowe Price® Blue Chip Growth Fund (I Class) T. Rowe Price® Associates, Inc.	0.56%	17.85%	23.64%	N/A
Equity	T. Rowe Price® Large-Cap Growth Fund (I Class) T. Rowe Price® Associates, Inc.	0.55%	23.18%	26.00%	20.84%
Equity	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class) T. Rowe Price® Associates, Inc.	0.65%	11.47%	15.95%	N/A
Index	Vanguard® 500 Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.04%	28.66%	18.43%	16.51%
Equity	Vanguard® Balanced Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.07%	14.22%	12.37%	10.99%
Index	Vanguard® Emerging Markets Stock Index Fund (Institutional Shares) The Vanguard Group, Inc.	0.10%	0.92%	9.48%	5.40%
Equity	Vanguard® Equity Income Fund (Admiral Shares) Wellington Management Company, LLP and The Vanguard Group, Inc.	0.19%	25.64%	12.67%	13.23%

16	Updating Summary Prospectus ∎ TIAA Access

			Average Annual Total Returns (12/31/21)
Type	Fund and Adviser/Subadviser[1]	Current Expenses	One year	Five year	Ten Year
Equity	Vanguard® Explorer Fund (Admiral Shares) ArrowMark Partners; ClearBridge Investments, LLC; Stephens Investment Management Group, LLC; Wellington Management Company, LLP and The Vanguard Group, Inc.	0.29%	16.37%	19.29%	16.25%
Index	Vanguard® Extended Market Index Fund (Institutional Shares) The Vanguard Group, Inc.	0.05%	12.47%	15.31%	14.99%
Money Market	Vanguard® Federal Money Market Fund (Investor Shares) The Vanguard Group, Inc.	0.11%	0.01%	1.04%	0.55%
Equity	Vanguard® FTSE All-World ex-US Small-Cap Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.16%	12.70%	N/A	N/A
Index	Vanguard® FTSE Social Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.14%	27.71%	N/A	N/A
Fixed Income	Vanguard® Inflation-Protected Securities Fund (Admiral Shares) The Vanguard Group, Inc.	0.10%	5.68%	5.18%	2.98%
Index	Vanguard® Institutional Index Fund (Institutional Plus Shares) The Vanguard Group, Inc.	0.02%	28.69%	18.46%	16.54%
Fixed Income	Vanguard® Intermediate-Term Treasury Fund (Admiral Shares) The Vanguard Group, Inc.	0.10%	-2.19%	2.99%	2.19%
Equity	Vanguard® Mid Cap Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.05%	24.51%	15.86%	15.12%
Equity	Vanguard® Real Estate Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.12%	40.40%	11.24%	11.51%
Equity	Vanguard® Selected Value Fund (Investor Shares) Cooke & Bieler, LP; Donald Smith & Co., Inc. and Pzena Investment Management, LLC	0.32%	27.75%	10.94%	12.59%
Equity	Vanguard® Small Cap Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.05%	17.73%	13.49%	14.16%
Index	Vanguard® Small-Cap Value Index Fund (Institutional Shares) The Vanguard Group, Inc.	0.06%	28.11%	10.32%	13.31%

TIAA Access ∎ Updating Summary Prospectus	17

			Average Annual Total Returns (12/31/21)
Type	Fund and Adviser/Subadviser[1]	Current Expenses	One year	Five year	Ten Year
Fixed Income	Vanguard® Total Bond Market Index Fund (Institutional Shares) The Vanguard Group, Inc.	0.04%	-1.65%	3.59%	2.87%
Fixed Income	Vanguard® Total International Bond Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.11%	-2.22%	3.05%	N/A
Equity	Vanguard® Total International Stock Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.11%	8.62%	9.90%	7.68%
Equity	Vanguard® Total Stock Market Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.04%	25.71%	17.98%	16.29%
Equity	Vanguard® Total World Stock Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.10%	18.19%	N/A	N/A
Money Market	Vanguard® Treasury Money Market Fund (Investor Shares) The Vanguard Group, Inc.	0.09%	0.013%	1.04%	0.55%
Equity	Vanguard® Wellington Fund (Admiral Shares) Wellington Management Company, LLP	0.16%	19.12%	12.40%	11.46%
Fixed Income	Western Asset Core Plus Bond Fund (Class IS) Legg Mason Partners Fund Advisor, LLC (Investment adviser) Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore and Western Asset Management Company Ltd in Japan (Subadviser)	0.42%	-1.87%	4.94%	4.57%

[1]	If the name of the adviser or sub-adviser is not listed, it is because the name is incorporated into the name of the Fund or the fund company.

[2]	The Fund’s annual expenses reflect temporary fee reductions.

18	Updating Summary Prospectus ∎ TIAA Access

This Updating Summary Prospectus incorporates by reference the TIAA Access Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”) both dated May 1, 2022, as may be amended or supplemented from time to time, and both include additional information.

The Prospectus and SAI are available without charge upon request. To obtain a free copy of the Prospectus and SAI and make inquiries about your Contract, you may visit our website at www.tiaa.org/access_pro; by calling us toll-free at 800-842-2252; or by writing us at our home office located at 730 Third Avenue, New York, New York 10017-3206 (attention: TIAA Imaging Services).

You may also obtain reports and other information about the Separate Account on the SEC’S website at www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

How to reach us

By mail

Send all notices, forms, requests or payments to:

TIAA

P.O. Box 1259

Charlotte, NC 28201

TIAA website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

TIAA.org

24 hours a day, 7 days a week

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800-842-2252

24 hours a day, 7 days a week

National Contact Center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800-842-2252

8 a.m. to 10 p.m. (ET), Monday–Friday

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

TIAA Brokerage Services

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800-927-3059

8 a.m. to 7 p.m. (ET), Monday–Friday

Advisor services

888-842-0318

8 a.m. to 7:30 p.m. (ET), Monday–Friday

EDGAR Contract Identifier: C000035389	A41191 (5/22)